RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Summary of Compensation Paid or Payable to Key Management	Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Remuneration to key management and executive directors	1,405	1,730	2,740	3,158
Non-executive directors’ fees	568	696	693	824
	1,973	2,426	3,433	3,982
The following transactions were incurred with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Remuneration expense	666	1,008	1,374	1,914
Share-based payments	1,307	1,418	2,059	2,068
	1,973	2,426	3,433	3,982

Summary of Awards Held by Related Parties
As at June 30, 2026 and December 31, 2025, the following share options, including Founders’ Awards, RSUs and restricted shares were held by related parties:

	As of June 30, 2026	As of December 31, 2025
Share options	4,904,732	4,700,108
RSUs	1,174,143	365,356
Restricted shares	203,253	44,086